UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2021

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Strategic Allocation Fund

September 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Allocation Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from April 1, 2021 to September 30, 2021 (Unaudited)

The Fund seeks capital appreciation with current income as a secondary objective.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2021 to September 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from April 1, 2021 to September 30, 2021 (Unaudited)

Delaware Strategic Allocation Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/21	9/30/21	Expense Ratio	4/1/21 to 9/30/21*
Actual Fund return†
Class A	$1,000.00	$1,030.80	1.11%	$5.65
Class C	1,000.00	1,026.80	1.87%	9.50
Class R	1,000.00	1,029.70	1.37%	6.97
Institutional Class	1,000.00	1,032.10	0.87%	4.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.11%	$5.62
Class C	1,000.00	1,015.69	1.87%	9.45
Class R	1,000.00	1,018.20	1.37%	6.93
Institutional Class	1,000.00	1,020.71	0.87%	4.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies, including exchange-traded funds (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation, country allocation and top 10 equity holdings
Delaware Strategic Allocation Fund	September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	56.45%
US Markets	25.89%
Communication Services	2.16%
Consumer Discretionary	3.01%
Consumer Staples	1.00%
Energy	0.76%
Financials	3.70%
Healthcare	4.25%
Industrials	3.19%
Information Technology	5.47%
Materials	0.99%
Real Estate	0.89%
Utilities	0.47%
Developed Markets	23.35%
Communication Services	1.17%
Consumer Discretionary	2.48%
Consumer Staples	2.40%
Energy	0.72%
Financials	4.35%
Healthcare	3.15%
Industrials	3.78%
Information Technology	2.11%
Materials	1.85%
Real Estate	0.56%
Utilities	0.78%
Emerging Markets	7.21%
Communication Services	1.62%
Consumer Discretionary	0.79%
Consumer Staples	0.54%
Energy	1.05%
Financials	0.44%
Healthcare	0.05%
Industrials	0.01%
Information Technology	2.46%
Materials	0.19%
Real Estate	0.03%
Utilities	0.03%
Exchange-Traded Funds	7.01%
Agency Collateralized Mortgage Obligations	0.63%

Security type / sector allocation, country
allocation and top 10 equity holdings
Delaware Strategic Allocation Fund

Security type / sector	Percentage of net assets
Agency Commercial Mortgage-Backed Securities	0.10%
Agency Mortgage-Backed Securities	10.78%
Collateralized Debt Obligations	1.25%
Corporate Bonds	8.60%
Banking	2.22%
Basic Industry	0.31%
Capital Goods	0.17%
Communications	1.87%
Consumer Cyclical	0.43%
Consumer Non-Cyclical	0.67%
Energy	0.82%
Financials	0.43%
Real Estate	0.20%
Technology	0.36%
Transportation	0.16%
Utilities	0.96%
Loan Agreements	1.74%
Municipal Bonds	0.33%
Non-Agency Asset-Backed Securities	0.35%
Non-Agency Collateralized Mortgage Obligations	0.77%
Non-Agency Commercial Mortgage-Backed Securities	1.85%
Rights	0.02%
Sovereign Bonds	3.83%
Preferred Stock	0.22%
US Treasury Obligations	3.67%
Warrants	0.00%
Short-Term Investments	2.22%
Total Value of Securities	99.82%
Assets Net of Receivables and Other Liabilities	0.18%
Total Net Assets	100.00%

Percentage
Country/Market*	of net assets
Developed Markets	29.89%
Australia	2.56%
Austria	0.33%
Belgium	0.38%
Canada	0.22%
Cayman Islands	1.25%
Denmark	0.59%

Percentage
Country/Market*	of net assets
Finland	0.35%
France	3.26%
Germany	2.88%
Hong Kong	0.47%
Ireland	0.30%
Israel	0.16%
Italy	0.77%
Japan	7.21%
Netherlands	1.22%
Norway	0.18%
Portugal	0.15%
Singapore	0.20%
South Africa	0.15%
Spain	0.93%
Sweden	0.83%
Switzerland	2.24%
United Kingdom	3.26%
Emerging Markets	7.60%
Argentina	0.02%
Brazil	0.38%
Chile	0.08%
China	1.76%
Colombia	0.02%
India	0.81%
Indonesia	0.14%
Malaysia	0.01%
Mexico	0.35%
Netherlands	0.18%
Peru	0.02%
Republic of Korea	1.64%
Russia	0.70%
Taiwan	1.37%
Turkey	0.12%
US Markets	60.11%
Total	97.60%

Security type / sector allocation, country allocation and top 10 equity holdings
Delaware Strategic Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Taiwan Semiconductor Manufacturing	0.79%
Microsoft	0.69%
Alphabet Class A	0.66%
Reliance Industries GDR	0.65%
Samsung Electronics	0.61%
ASML Holding (New York Shares)	0.59%
Apple	0.53%
Tencent Holdings	0.52%
Roche Holding	0.50%
Amazon.com	0.48%

*	Allocation includes all investments except for short-term.

Schedule of investments
Delaware Strategic Allocation Fund	September 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 56.45%
US Markets – 25.89%
Communication Services – 2.16%
Alphabet Class A †	611	$1,633,521
AT&T	7,872	212,623
ATN International	1,058	49,567
Bumble Class A †	22	1,100
Century Communications =,†	25,000	0
Cinemark Holdings †	5,166	99,239
Comcast Class A	17,909	1,001,650
Facebook Class A †	1,409	478,200
Nexstar Media Group Class A	464	70,509
Upwork †	1,065	47,957
Verizon Communications	11,300	610,313
Walt Disney †	6,169	1,043,610
Yelp †	2,741	102,075
		5,350,364
Consumer Discretionary – 3.01%
Amazon.com †	363	1,192,470
American Eagle Outfitters	7,904	203,923
Aramark	4,960	162,986
BorgWarner	3,081	133,130
Brinker International †	2,556	125,372
Children’s Place †	742	55,843
Chuy’s Holdings †	1,757	55,398
Dana	4,734	105,284
Dollar General	2,920	619,449
Dollar Tree †	6,400	612,608
DR Horton	1,651	138,635
Five Below †	1,258	222,427
Hibbett	1,064	75,267
Home Depot	1,666	546,881
Jack in the Box	1,332	129,644
KB Home	3,310	128,825
La-Z-Boy	1,867	60,173
Lowe’s	3,300	669,438
Malibu Boats Class A †	2,199	153,886
NIKE Class B	2,551	370,482
Sonic Automotive Class A	891	46,813
Starbucks	2,740	302,249
Steven Madden	4,329	173,853
Taylor Morrison Home †	5,009	129,132
Texas Roadhouse	3,365	307,325

Schedule of investments
Delaware Strategic Allocation Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Consumer Discretionary (continued)
Toll Brothers	2,584	$142,869
Tractor Supply	1,733	351,123
Waste Management	943	140,847
Wendy’s	3,350	72,628
		7,428,960
Consumer Staples – 1.00%
Archer-Daniels-Midland	11,000	660,110
BJ’s Wholesale Club Holdings †	3,486	191,451
Casey’s General Stores	1,138	214,456
Conagra Brands	17,798	602,818
General Mills	2,775	166,001
Helen of Troy †	736	165,364
J & J Snack Foods	950	145,179
PepsiCo	2,073	311,800
YETI Holdings †	264	22,622
		2,479,801
Energy – 0.76%
Chevron	5,235	531,091
ConocoPhillips	15,162	1,027,529
Earthstone Energy Class A †	2,900	26,680
Patterson-UTI Energy	8,587	77,283
PDC Energy	4,740	224,628
		1,887,211
Financials – 3.70%
American Equity Investment Life Holding	2,607	77,089
American International Group	12,500	686,125
Axis Capital Holdings	2,518	115,929
BlackRock	353	296,047
Bryn Mawr Bank	1,213	55,737
Capital One Financial	1,440	233,237
City Holding	1,063	82,818
Comerica	1,558	125,419
Discover Financial Services	5,298	650,859
East West Bancorp	3,181	246,655
Enterprise Financial Services	1,322	59,860
Essent Group	5,240	230,612
First Bancorp (North Carolina)	2,181	93,805
First Financial Bancorp	4,260	99,727
First Foundation	2,038	53,599

	Number of
	shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
First Interstate BancSystem Class A	2,403	$96,745
Great Western Bancorp	2,227	72,912
Hamilton Lane Class A	1,267	107,467
Independent Bank	1,404	106,915
Independent Bank Group	1,645	116,861
Intercontinental Exchange	1,808	207,595
JPMorgan Chase & Co.	3,888	636,427
Kemper	565	37,736
KeyCorp	7,944	171,749
Lakeland Financial	335	23,865
MetLife	11,113	686,005
NMI Holdings Class A †	4,189	94,713
Old National Bancorp	7,924	134,312
Pacific Premier Bancorp	3,521	145,910
Raymond James Financial	1,758	162,274
Reinsurance Group of America	1,103	122,720
RLI	690	69,186
Selective Insurance Group	1,677	126,664
SouthState	1,804	134,705
State Street	2,329	197,313
Stifel Financial	2,106	143,124
Travelers	832	126,472
Truist Financial	11,900	697,935
Umpqua Holdings	5,110	103,478
United Community Banks	4,162	136,597
US Bancorp	15,913	945,869
Valley National Bancorp	7,324	97,482
Webster Financial	1,688	91,928
WesBanco	3,032	103,331
WSFS Financial	2,844	145,926
		9,151,734
Healthcare – 4.25%
Abbott Laboratories	2,511	296,624
Agios Pharmaceuticals †	1,937	89,392
Amicus Therapeutics †	10,903	104,124
Apellis Pharmaceuticals †	2,057	67,799
AtriCure †	1,803	125,399
Baxter International	2,139	172,040
Becton Dickinson and Co.	829	203,785
Biohaven Pharmaceutical Holding †	884	122,796

Schedule of investments
Delaware Strategic Allocation Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
Blueprint Medicines †	1,896	$194,928
Cardinal Health	8,017	396,521
Catalent †	1,359	180,842
Cigna	4,091	818,855
CONMED	1,341	175,443
CryoLife †	4,048	90,230
CVS Health	7,800	661,908
Dexcom †	403	220,385
Edwards Lifesciences †	1,939	219,514
Exact Sciences †	1,459	139,261
Halozyme Therapeutics †	3,865	157,228
Insmed †	4,400	121,176
Inspire Medical Systems †	518	120,632
Intercept Pharmaceuticals †	1,285	19,082
Johnson & Johnson	6,522	1,053,303
Ligand Pharmaceuticals †	1,061	147,818
Merck & Co.	11,635	873,905
Merit Medical Systems †	2,777	199,389
Natera †	557	62,072
NeoGenomics †	2,146	103,523
Neurocrine Biosciences †	1,426	136,768
NuVasive †	2,200	131,670
Omnicell †	1,027	152,438
Pfizer	7,036	302,618
Prestige Consumer Healthcare †	3,073	172,426
PTC Therapeutics †	2,170	80,746
Quidel †	638	90,054
Repligen †	799	230,903
Shockwave Medical †	909	187,145
Supernus Pharmaceuticals †	3,600	96,012
Tabula Rasa HealthCare †	2,477	64,922
Teladoc Health †	647	82,046
Thermo Fisher Scientific	628	358,795
TransMedics Group †	3,062	101,322
Travere Therapeutics †	7,321	177,534
Ultragenyx Pharmaceutical †	1,381	124,552
Vanda Pharmaceuticals †	6,492	111,273
Vertex Pharmaceuticals †	987	179,032
Viatris	44,206	598,991
		10,517,221

	Number of
	shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials – 3.19%
ABM Industries	2,634	$118,556
Allegiant Travel †	1,131	221,088
Ameresco Class A †	3,635	212,393
Applied Industrial Technologies	1,601	144,298
ASGN †	1,875	212,137
Barnes Group	1,141	47,614
BrightView Holdings †	5,395	79,630
Carlisle	581	115,497
Casella Waste Systems Class A †	1,066	80,952
Columbus McKinnon	2,553	123,438
Deere	280	93,820
Dover	3,657	568,663
Eaton	852	127,212
Emerson Electric	1,435	135,177
ESCO Technologies	659	50,743
Federal Signal	3,614	139,573
Gates Industrial †	3,956	64,364
Generac Holdings †	259	105,846
Honeywell International	3,748	795,625
Hub Group Class A †	2,208	151,800
Ichor Holdings †	837	34,392
Ingersoll Rand †	928	46,780
Kadant	653	133,277
Knight-Swift Transportation Holdings	2,151	110,024
Lockheed Martin	366	126,307
MasTec †	744	64,192
MYR Group †	2,171	216,015
Northrop Grumman	1,800	648,270
Oshkosh	1,405	143,830
Parker-Hannifin	887	248,023
Quanta Services	1,151	131,007
Raytheon Technologies	9,369	805,359
Rockwell Automation	203	59,690
Southwest Airlines †	2,202	113,249
Tetra Tech	1,216	181,597
Trane Technologies	1,379	238,084
Union Pacific	1,251	245,209
US Ecology †	1,627	52,633
Werner Enterprises	2,198	97,305
WESCO International †	1,977	227,988

Schedule of investments
Delaware Strategic Allocation Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
WillScot Mobile Mini Holdings †	5,677	$180,074
Zurn Water Solutions	2,930	188,370
		7,880,101
Information Technology – 5.47%
Accenture Class A	1,202	384,544
Activision Blizzard	682	52,780
Adobe †	768	442,153
Apple	9,232	1,306,328
Bandwidth Class A †	314	28,348
Blackline †	528	62,336
Box Class A †	1,799	42,582
Broadcom	1,970	955,312
Brooks Automation	1,949	199,480
Cisco Systems	16,776	913,118
Cognizant Technology Solutions Class A	8,473	628,781
ExlService Holdings †	1,716	211,274
Fidelity National Information Services	4,531	551,332
II-VI †	2,029	120,441
Intel	4,892	260,646
Intuit	469	253,030
J2 Global †	1,520	207,662
KBR	3,176	125,134
MACOM Technology Solutions Holdings †	835	54,166
MaxLinear †	3,585	176,561
Microsoft	6,039	1,702,515
Mimecast †	1,633	103,859
Motorola Solutions	2,827	656,769
NETGEAR †	1,743	55,619
ON Semiconductor †	2,730	124,952
Oracle	7,300	636,049
Plantronics †	287	7,379
PTC †	1,689	202,325
Q2 Holdings †	1,521	121,893
Rapid7 †	2,291	258,929
Roper Technologies	218	97,256
salesforce.com †	1,293	350,688
Semtech †	1,858	144,868
ServiceNow †	458	285,000
Silicon Laboratories †	882	123,621
Sprout Social Class A †	791	96,463

	Number of
	shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Information Technology (continued)
SS&C Technologies Holdings	3,665	$254,351
Texas Instruments	1,332	256,024
Tyler Technologies †	810	371,507
Uber Technologies †	1,288	57,702
Varonis Systems †	2,148	130,706
Visa Class A	2,236	498,069
		13,512,552
Materials – 0.99%
Balchem	465	67,458
Boise Cascade	3,066	165,503
Coeur Mining †	5,336	32,923
Corteva	2,723	114,584
Dow	2,040	117,422
DuPont de Nemours	10,326	702,065
Eastman Chemical	1,290	129,955
Ferro †	1,188	24,164
Kaiser Aluminum	1,302	141,866
Minerals Technologies	2,329	162,657
Neenah	2,192	102,169
Quaker Chemical	545	129,557
Reliance Steel & Aluminum	682	97,130
Summit Materials Class A †	3,578	114,389
Westrock	4,073	202,958
Worthington Industries	2,602	137,125
		2,441,925
Real Estate – 0.89%
American Assets Trust	2,605	97,479
American Tower	1,087	288,501
Armada Hoffler Properties	5,268	70,433
Brixmor Property Group	5,452	120,544
Camden Property Trust	985	145,258
DiamondRock Hospitality †	7,489	70,771
EastGroup Properties	787	131,138
Equity Residential	7,445	602,449
First Industrial Realty Trust	2,041	106,295
Kite Realty Group Trust	5,141	104,671
Lexington Realty Trust	7,175	91,481
National Storage Affiliates Trust	1,962	103,574
Pebblebrook Hotel Trust	3,732	83,634

Schedule of investments
Delaware Strategic Allocation Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
Physicians Realty Trust	6,920	$121,930
RPT Realty	5,444	69,466
Spirit MTA REIT =,†,**	677	0
		2,207,624
Utilities – 0.47%
Black Hills	2,676	167,946
Edison International	10,700	593,529
NorthWestern	1,836	105,203
South Jersey Industries	8,976	190,830
Spire	1,613	98,683
		1,156,191
Total US Markets (cost $35,473,277)		64,013,684
Developed Markets – 23.35%§
Communication Services – 1.17%
KDDI	17,800	586,031
Nippon Telegraph & Telephone	18,760	519,824
PCCW	630,000	323,290
Swisscom	750	431,611
Telefonica	67,653	317,467
Telenet Group Holding	8,200	313,091
Vodafone Group	260,000	395,640
		2,886,954
Consumer Discretionary – 2.48%
Cie Generale des Etablissements Michelin	3,150	483,022
Honda Motor	17,200	528,794
Husqvarna Class B	31,500	376,301
Industria de Diseno Textil	11,790	433,822
La Francaise des Jeux SAEM 144A #	7,600	390,771
LVMH Moet Hennessy Louis Vuitton	640	458,409
McDonald’s Holdings Co. Japan	7,700	363,274
Panasonic	40,000	495,816
Persimmon	10,500	375,532
Puma	2,780	309,039
Sony Group	6,400	710,520
Stanley Electric	11,100	280,366
Toyota Motor	23,940	426,548
Wesfarmers	12,720	505,918
		6,138,132

	Number of
	shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Consumer Staples – 2.40%
Beiersdorf	3,170	$342,043
Chocoladefabriken Lindt & Spruengli	40	447,234
Coca-Cola Europacific Partners	7,060	390,347
Coles Group	29,430	357,486
Diageo	5,730	277,418
Essity Class B	11,200	347,357
J Sainsbury	97,310	372,968
Kesko Class B	11,330	390,810
L’Oreal	1,770	732,433
MatsukiyoCocokara & Co.	7,000	314,196
Nestle	8,000	963,921
Sundrug	9,700	295,889
Suntory Beverage & Food	9,700	402,117
Tate & Lyle	32,230	300,426
		5,934,645
Energy – 0.72%
ENEOS Holdings	111,600	453,359
Galp Energia	31,810	361,298
Royal Dutch Shell Class A	23,120	514,169
Royal Dutch Shell Class B	20,740	459,528
		1,788,354
Financials – 4.35%
AIA Group	73,000	839,822
Allianz	3,170	710,225
Aviva	75,000	397,491
AXA	21,940	608,029
Banco Bilbao Vizcaya Argentaria †	82,290	543,164
Banco Espirito Santo =,†	370,000	0
Bank Leumi Le-Israel	47,960	406,367
BNP Paribas	10,650	681,394
Commonwealth Bank of Australia	10,940	811,861
Credit Suisse Group	38,390	379,150
Daiwa Securities Group	74,100	431,910
Erste Group Bank	9,450	414,942
Investec	89,910	383,681
KBC Group	4,120	371,643
Ninety One	98,000	339,884
Nordea Bank	36,860	474,988
Oversea-Chinese Banking	59,700	502,718

Schedule of investments
Delaware Strategic Allocation Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Financials (continued)
QBE Insurance Group	34,193	$281,689
Resona Holdings	101,000	404,001
Sompo Holdings	10,100	438,189
Standard Chartered	70,610	412,770
UBS Group	35,320	563,764
UniCredit	27,150	359,295
		10,756,977
Healthcare – 3.15%
Alfresa Holdings	14,200	212,125
Astellas Pharma	25,100	413,122
AstraZeneca	3,800	457,967
Daiichi Sankyo	11,700	311,000
GlaxoSmithKline	35,730	674,338
Koninklijke Philips	9,647	428,587
Kyowa Kirin	9,700	349,687
Nippon Shinyaku	4,700	390,679
Novartis	11,740	962,671
Novo Nordisk Class B	10,090	972,571
Roche Holding	3,390	1,237,248
Sanofi	7,290	701,765
Smith & Nephew	23,200	399,686
Sumitomo Dainippon Pharma	16,000	285,985
		7,797,431
Industrials – 3.78%
AGC	7,700	396,798
ANDRITZ	7,450	408,303
BAE Systems	65,900	499,130
Brambles	47,560	365,711
Brenntag	4,300	399,447
Deutsche Lufthansa †	17,620	120,217
Deutsche Post	9,340	585,710
East Japan Railway	5,166	365,098
Eiffage	3,800	384,054
Intertek Group	3,680	246,072
ITOCHU	16,686	485,996
Japan Airlines †	10,400	247,590
Mitsubishi	16,600	521,280
Miura	7,400	295,812
Schneider Electric	4,250	707,855

	Number of
	shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Industrials (continued)
Siemens	4,940	$807,942
Teleperformance	910	357,935
Vestas Wind Systems	11,250	451,227
Vinci	5,040	524,205
Volvo Class B	21,990	490,960
West Japan Railway	5,000	251,335
Wolters Kluwer	4,140	438,826
		9,351,503
Information Technology – 2.11%
ASML Holding (New York Shares)	1,960	1,464,235
Azbil	7,700	331,528
Capgemini	2,170	450,008
Computershare	27,100	350,432
Omron	4,000	395,810
SAP	5,720	773,511
Telefonaktiebolaget LM Ericsson Class B	37,980	428,678
Tokyo Electron	1,400	618,490
Yokogawa Electric	22,800	397,667
		5,210,359
Materials – 1.85%
BlueScope Steel	25,030	362,675
Boliden	11,530	369,196
Covestro 144A #	6,320	430,713
CRH	10,980	518,200
Givaudan †	80	364,727
LANXESS	5,130	346,708
Linde	453	132,901
Norsk Hydro	59,140	441,420
Rio Tinto	9,700	635,856
Shin-Etsu Chemical	2,900	489,430
South32	189,200	469,506
		4,561,332
Real Estate – 0.56%
Daito Trust Construction	3,400	398,846
Grand City Properties	10,190	253,744
Klepierre	13,440	300,566
Mirvac Group	204,620	434,053
		1,387,209

Schedule of investments
Delaware Strategic Allocation Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Utilities – 0.78%
AusNet Services	195,880	$354,555
Centrica †	370,000	280,963
E.ON	38,250	466,868
Enel	70,990	544,864
Tokyo Gas	14,900	277,249
		1,924,499
Total Developed Markets (cost $47,197,625)		57,737,395
Emerging Markets – 7.21%@
Communication Services – 1.62%
America Movil ADR Class L	5,580	98,599
Baidu ADR †	2,102	323,183
Grupo Televisa ADR	16,049	176,218
iQIYI ADR †	1,826	14,663
LG Uplus	8,694	109,290
Mail.Ru Group GDR †	2,644	54,251
NAVER	592	192,084
SK Telecom ADR	36,941	1,111,924
Sohu.com ADR †	7,541	157,154
Telefonica Brasil ADR	8,180	63,477
Tencent Holdings	21,600	1,289,493
Tencent Music Entertainment Group ADR †	7	51
TIM ADR	5,359	57,556
Turkcell Iletisim Hizmetleri ADR	11,103	48,298
Weibo ADR †	1,972	93,650
Yandex Class A †	2,625	209,186
Zhihu ADR †	500	4,615
		4,003,692
Consumer Discretionary – 0.79%
Alibaba Group Holding ADR †	5,328	788,810
Americanas †	29,956	169,755
Arcos Dorados Holdings Class A †	7,258	37,161
Astra International	312,200	119,200
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	400	2,744
JD.com ADR †	10,362	748,551
Trip.com Group ADR †	2,961	91,051
		1,957,272
Consumer Staples – 0.54%
BRF ADR †	21,731	109,090
Cia Cervecerias Unidas ADR	3,071	53,098

	Number of
	shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Consumer Staples (continued)
Coca-Cola Femsa ADR	3,622	$203,810
Coca-Cola HBC †	13,320	429,226
Fomento Economico Mexicano ADR	1,012	87,761
Tata Consumer Products	11,563	126,367
Tingyi Cayman Islands Holding	49,724	92,452
Tsingtao Brewery Class H	19,400	152,604
Uni-President China Holdings	85,600	81,251
		1,335,659
Energy – 1.05%
China Petroleum & Chemical Class H	212,200	104,570
Gazprom PJSC ADR	43,806	432,958
Petroleo Brasileiro ADR	11,369	117,556
Reliance Industries GDR 144A #	23,574	1,605,389
Rosneft Oil PJSC GDR	41,640	348,750
		2,609,223
Financials – 0.44%
Akbank TAS	56,920	34,115
Banco Bradesco ADR	21,218	81,265
Banco Santander Brasil ADR	9,812	64,171
Banco Santander Mexico ADR	26,097	149,536
Grupo Financiero Banorte Class O	12,747	81,695
Itau Unibanco Holding ADR	25,727	135,581
Ping An Insurance Group Co. of China Class H	27,000	184,663
Samsung Life Insurance	1,711	104,965
Sberbank of Russia PJSC =	52,870	247,531
		1,083,522
Healthcare – 0.05%
BeiGene ADR †	309	112,167
Joinn Laboratories China Class H 144A #	140	1,906
		114,073
Industrials – 0.01%
DiDi Global ADR †	2,500	19,475
		19,475
Information Technology – 2.46%
Hon Hai Precision Industry	89,582	334,375
MediaTek	35,000	1,126,562
Samsung Electronics	24,309	1,507,027
SK Hynix	12,068	1,033,097

Schedule of investments
Delaware Strategic Allocation Fund

	Number of
	shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing	94,069	$1,945,543
WNS Holdings ADR †	1,844	150,839
		6,097,443
Materials – 0.19%
Cemex ADR †	10,696	76,690
Cia de Minas Buenaventura ADR †	9,743	65,863
Sociedad Quimica y Minera de Chile ADR	2,628	141,176
Tata Chemicals	10,144	125,130
Vale ADR	5,098	71,117
		479,976
Real Estate – 0.03%
Etalon Group GDR 144A #,†	20,100	31,517
IRSA Inversiones y Representaciones ADR †	5,217	21,337
IRSA Propiedades Comerciales ADR	949	2,800
UEM Sunrise †	98,519	8,707
		64,361
Utilities – 0.03%
Kunlun Energy	74,000	77,051
		77,051
Total Emerging Markets (cost $9,556,023)		17,841,747
Total Common Stock (cost $92,226,925)		139,592,826

Exchange-Traded Funds – 7.01%
iShares MSCI EAFE ETF	230	17,942
iShares Russell 1000 Growth ETF	40,840	11,191,794
Vanguard FTSE Developed Markets ETF	3,050	153,994
Vanguard Mega Cap Growth ETF	24,430	5,736,164
Vanguard Russell 1000 Growth ETF	3,300	232,551
Total Exchange-Traded Funds (cost $8,856,790)		17,332,445

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.63%
Fannie Mae REMICs
Series 2013-44 DI 3.00% 5/25/33 Σ	343,158	36,657
Freddie Mac REMICs
Series 5092 WG 1.00% 4/25/31	303,537	305,219

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1 M1 144A 0.70% (SOFR + 0.65%) 1/25/51 #,●	292,560	$292,560
Series 2021-HQA1 M1 144A 0.75% (SOFR + 0.70%) 8/25/33 #,●	323,048	323,159
Series 2021-HQA2 M1 144A 0.75% (SOFR + 0.70%)
12/25/33 #,●	120,000	120,082
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	482,761
Series 2017-10 KZ 3.00% 1/20/47	1,150	1,198
Total Agency Collateralized Mortgage Obligations (cost $1,554,521)		1,561,636

Agency Commercial Mortgage-Backed Securities – 0.10%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ◆	100,000	106,198
FREMF Mortgage Trust
Series 2012-K22 B 144A 3.811% 8/25/45 #,●	145,000	148,679
Series 2014-K717 C 144A 3.695% 11/25/47 #,●	2,829	2,827
Total Agency Commercial Mortgage-Backed Securities (cost $259,206)		257,704

Agency Mortgage-Backed Securities – 10.78%
Fannie Mae S.F. 15 yr
1.50% 7/1/36	439,982	444,643
2.00% 4/1/36	563,550	581,504
Fannie Mae S.F. 20 yr
2.00% 5/1/41	1,269,808	1,289,847
2.50% 7/1/41	383,995	397,772
Fannie Mae S.F. 30 yr
2.00% 12/1/50	60,451	60,992
2.00% 1/1/51	23,837	23,968
2.00% 2/1/51	1,128,657	1,140,437
2.00% 5/1/51	26,545	26,666
2.50% 10/1/50	104,987	109,694
2.50% 11/1/50	497,382	513,445
2.50% 2/1/51	234,551	242,046
2.50% 5/1/51	1,275,324	1,316,641
2.50% 7/1/51	58,905	61,029
2.50% 8/1/51	325,114	337,993
2.50% 9/1/51	109,828	113,409
3.00% 12/1/46	667,218	708,796
3.00% 1/1/47	223,271	238,175
3.00% 11/1/49	356,961	383,249
3.00% 3/1/50	274,559	292,043

Schedule of investments
Delaware Strategic Allocation Fund

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 7/1/50	101,242	$105,989
3.00% 8/1/50	366,329	388,724
3.50% 10/1/42	499,817	540,208
3.50% 7/1/47	92,505	99,537
3.50% 11/1/48	47,753	50,818
3.50% 11/1/49	642,936	691,701
3.50% 3/1/50	19,078	20,391
3.50% 9/1/50	768,239	845,566
3.50% 6/1/51	1,003,483	1,072,574
4.00% 10/1/48	426,005	471,238
4.50% 4/1/44	40,122	45,075
4.50% 10/1/45	239,043	266,761
4.50% 5/1/46	330,028	369,576
4.50% 9/1/48	823,456	904,606
4.50% 9/1/49	314,518	345,090
5.00% 7/1/47	532,549	608,287
5.00% 8/1/49	1,052,333	1,170,403
5.50% 5/1/44	2,050,766	2,379,789
6.00% 10/1/38	506,492	598,513
6.00% 6/1/41	25,456	29,955
6.00% 7/1/41	858,437	1,013,728
6.00% 1/1/42	30,476	35,955
Fannie Mae S.F. 30 yr TBA
2.00% 10/1/51	738,000	739,989
2.50% 10/1/51	625,000	644,409
Freddie Mac S.F. 15 yr
3.00% 3/1/35	452,697	480,422
Freddie Mac S.F. 20 yr
2.50% 6/1/41	506,391	524,558
2.50% 9/1/41	216,647	224,400
3.00% 9/1/40	259,130	272,582
Freddie Mac S.F. 30 yr
2.00% 12/1/50	102,957	102,639
2.00% 4/1/51	70,744	70,525
2.00% 9/1/51	114,000	114,557
2.50% 11/1/50	251,240	260,844
2.50% 2/1/51	994,019	1,036,383
3.00% 7/1/50	466,153	489,711
3.00% 8/1/50	178,413	191,661
3.00% 12/1/50	509,371	545,502
3.50% 8/1/49	396,152	424,992

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 8/1/48	106,850	$116,821
5.50% 9/1/41	29,783	34,663
GNMA II S.F. 30 yr
5.50% 5/20/37	9,964	11,573
6.50% 6/20/39	19,598	22,897
Total Agency Mortgage-Backed Securities (cost $26,550,591)		26,645,961

Collateralized Debt Obligations – 1.25%
Cedar Funding IX CLO
Series 2018-9A A1 144A 1.114% (LIBOR03M + 0.98%, Floor
0.98%) 4/20/31 #,●	250,000	250,368
Galaxy XXI CLO
Series 2015-21A AR 144A 1.154% (LIBOR03M + 1.02%)
4/20/31 #,●	600,000	600,221
ICG US CLO
Series 2014-1A A1A2 144A 1.286% (LIBOR03M + 1.20%, Floor
1.20%) 10/20/34 #,●	250,000	249,938
Neuberger Berman Loan Advisers CLO 36
Series 2020-36A A1R 144A 1.384% (LIBOR03M + 1.25%, Floor
1.25%) 4/20/33 #,●	250,000	249,937
Octagon Investment Partners 33
Series 2017-1A A1 144A 1.324% (LIBOR03M + 1.19%)
1/20/31 #,●	250,000	250,082
Octagon Investment Partners 48
Series 2020-3A A 144A 1.634% (LIBOR03M + 1.50%, Floor
1.50%) 10/20/31 #,●	250,000	249,993
Park Avenue Institutional Advisers CLO
Series 2021-1A A1A 144A 1.524% (LIBOR03M + 1.39%, Floor
1.39%) 1/20/34 #,●	250,000	249,937
Signal Peak CLO 5
Series 2018-5A A 144A 1.235% (LIBOR03M + 1.11%, Floor
1.11%) 4/25/31 #,●	250,000	250,372
Sound Point CLO XXI
Series 2018-3A A1A 144A 1.305% (LIBOR03M + 1.18%, Floor
1.18%) 10/26/31 #,●	250,000	250,024
Venture 34 CLO
Series 2018-34A A 144A 1.356% (LIBOR03M + 1.23%, Floor
1.23%) 10/15/31 #,●	250,000	250,197

Schedule of investments
Delaware Strategic Allocation Fund

		Principal
		amount°	Value (US $)
Collateralized Debt Obligations (continued)
Venture 42 CLO
	Series 2021-42A A1A 144A 1.311% (LIBOR03M + 1.13%, Floor
1.13%) 4/15/34 #,●		250,000	$249,937
Total Collateralized Debt Obligations (cost $3,089,950)			3,101,006

Corporate Bonds – 8.60%
Banking – 2.22%
Banco Santander 2.706% 6/27/24		200,000	210,415
Bank of America
1.898% 7/23/31 µ		115,000	110,965
2.087% 6/14/29 µ		90,000	89,911
2.482% 9/21/36 µ		380,000	372,658
3.458% 3/15/25 µ		215,000	228,791
Bank of Montreal 1.850% 5/1/25		210,000	216,169
BBVA USA 3.875% 4/10/25		250,000	272,997
Citizens Financial Group 2.850% 7/27/26		345,000	366,703
Credit Suisse Group 144A 5.100% 1/24/30 #,µ,ψ		200,000	205,260
Deutsche Bank 5.625% 5/19/31 µ	EUR	200,000	275,274
Goldman Sachs Group
1.542% 9/10/27 µ		200,000	199,328
2.600% 2/7/30		70,000	72,087
JPMorgan Chase & Co.
1.470% 9/22/27 µ		25,000	24,850
2.580% 4/22/32 µ		545,000	552,964
3.328% 4/22/52 µ		45,000	47,224
4.023% 12/5/24 µ		75,000	80,345
4.600% 2/1/25 µ,ψ		30,000	30,712
KeyBank 3.400% 5/20/26		500,000	544,001
Morgan Stanley
2.484% 9/16/36 µ		107,000	104,781
2.750% 5/19/22		200,000	203,251
5.000% 11/24/25		20,000	22,874
PNC Bank 2.700% 11/1/22		250,000	256,016
PNC Financial Services Group 2.600% 7/23/26		175,000	186,085
Santander UK 144A 5.000% 11/7/23 #		90,000	97,368
State Street 3.300% 12/16/24		260,000	281,710
SVB Financial Group 1.800% 2/2/31		45,000	43,232
Truist Bank
2.450% 8/1/22		85,000	86,439
2.636% 9/17/29 µ		73,000	76,336

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Truist Financial
1.887% 6/7/29 µ	75,000	$74,995
2.700% 1/27/22	105,000	105,615
Wells Fargo & Co. 3.900% 3/15/26 µ,ψ	50,000	51,594
		5,490,950
Basic Industry – 0.31%
Georgia-Pacific 8.000% 1/15/24	355,000	414,229
LyondellBasell Industries 4.625% 2/26/55	65,000	78,606
Newmont
2.250% 10/1/30	80,000	79,641
2.800% 10/1/29	140,000	145,704
Westlake Chemical 3.125% 8/15/51	40,000	37,826
		756,006
Capital Goods – 0.17%
Otis Worldwide
3.112% 2/15/40	60,000	61,629
3.362% 2/15/50	40,000	41,920
Pactiv Evergreen Group Issuer 144A 4.000% 10/15/27 #	100,000	99,127
Teledyne Technologies
2.250% 4/1/28	115,000	117,195
2.750% 4/1/31	100,000	102,373
		422,244
Communications – 1.87%
American Tower Trust #1 144A 3.070% 3/15/48 #	240,000	240,468
AT&T
3.100% 2/1/43	59,000	56,669
3.500% 6/1/41	31,000	31,869
3.500% 9/15/53	85,000	84,293
4.300% 2/15/30	60,000	68,889
CCO Holdings 144A 4.500% 8/15/30 #	250,000	258,242
Charter Communications Operating
4.400% 12/1/61	95,000	99,009
4.500% 2/1/24	145,000	156,912
Comcast
3.200% 7/15/36	65,000	69,300
3.700% 4/15/24	550,000	591,665
Discovery Communications 4.000% 9/15/55	185,000	193,862
Gray Television 144A 4.750% 10/15/30 #	98,000	96,408

Schedule of investments
Delaware Strategic Allocation Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Sprint Spectrum 144A 4.738% 9/20/29 #		192,500	$205,831
Time Warner Entertainment 8.375% 3/15/23		575,000	638,919
T-Mobile USA
1.500% 2/15/26		50,000	50,195
2.550% 2/15/31		40,000	40,169
3.000% 2/15/41		155,000	150,169
3.500% 4/15/25		65,000	70,049
3.750% 4/15/27		65,000	71,655
Turkcell Iletisim Hizmetleri 144A 5.800% 4/11/28 #		200,000	212,926
Verizon Communications
2.100% 3/22/28		30,000	30,477
2.550% 3/21/31		60,000	60,777
3.400% 3/22/41		55,000	57,492
3.550% 3/22/51		55,000	58,077
4.500% 8/10/33		540,000	643,532
ViacomCBS
4.375% 3/15/43		240,000	275,059
4.950% 1/15/31		45,000	53,796
Vodafone Group 4.875% 6/19/49		35,000	43,722
			4,610,431
Consumer Cyclical – 0.43%
Allison Transmission 144A 3.750% 1/30/31 #		250,000	243,438
Caesars Entertainment 144A 6.250% 7/1/25 #		103,000	108,563
Faurecia 3.750% 6/15/28	EUR	100,000	120,723
General Motors Financial
3.450% 4/10/22		440,000	444,629
4.350% 4/9/25		120,000	131,813
5.250% 3/1/26		11,000	12,576
			1,061,742
Consumer Non-Cyclical – 0.67%
AbbVie 2.950% 11/21/26		190,000	203,622
Amgen
2.000% 1/15/32		60,000	57,742
2.450% 2/21/30		115,000	117,536
2.800% 8/15/41		40,000	38,702
Bristol-Myers Squibb 2.900% 7/26/24		131,000	139,142
Cigna
1.016% (LIBOR03M + 0.89%) 7/15/23 ●		260,000	263,254
3.200% 3/15/40		45,000	46,391
4.125% 11/15/25		107,000	118,946

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
1.300% 8/21/27	35,000	$34,476
1.875% 2/28/31	20,000	19,338
3.700% 3/9/23	44,000	45,957
3.750% 4/1/30	55,000	61,141
Energizer Holdings 144A 4.375% 3/31/29 #	100,000	99,375
Regeneron Pharmaceuticals 1.750% 9/15/30	50,000	47,610
Takeda Pharmaceutical 4.400% 11/26/23	210,000	226,340
Thermo Fisher Scientific 2.800% 10/15/41	50,000	49,947
Viatris
144A 1.650% 6/22/25 #	20,000	20,211
144A 2.300% 6/22/27 #	15,000	15,326
144A 2.700% 6/22/30 #	30,000	30,348
144A 4.000% 6/22/50 #	25,000	26,626
		1,662,030
Energy – 0.82%
BP Capital Markets 4.875% 3/22/30 µ,ψ	85,000	93,650
Cenovus Energy
2.650% 1/15/32	20,000	19,641
3.750% 2/15/52	25,000	24,329
Chevron USA 3.900% 11/15/24	200,000	218,456
Ecopetrol 5.375% 6/26/26	45,000	48,965
Energy Transfer
5.250% 4/15/29	40,000	46,919
6.500% 11/15/26 µ,ψ	135,000	140,922
Enterprise Products Operating 3.300% 2/15/53	35,000	34,195
Kinder Morgan 3.600% 2/15/51	75,000	75,956
Marathon Oil 4.400% 7/15/27	65,000	73,060
MPLX
1.750% 3/1/26	40,000	40,273
4.000% 3/15/28	35,000	38,678
4.125% 3/1/27	160,000	178,760
ONEOK 7.500% 9/1/23	330,000	367,345
Sabine Pass Liquefaction 5.750% 5/15/24	334,000	372,086
Schlumberger Holdings 144A 3.750% 5/1/24 #	95,000	101,518
Tennessee Gas Pipeline 144A 2.900% 3/1/30 #	145,000	150,050
		2,024,803
Financials – 0.43%
AerCap Ireland Capital DAC 3.650% 7/21/27	200,000	212,588

Schedule of investments
Delaware Strategic Allocation Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Air Lease
2.875% 1/15/26		115,000	$120,219
3.000% 2/1/30		130,000	132,003
Aon 2.900% 8/23/51		140,000	135,313
Charles Schwab 4.000% 6/1/26 µ,ψ		55,000	57,475
Jefferies Group
4.150% 1/23/30		75,000	84,408
6.450% 6/8/27		80,000	99,782
6.500% 1/20/43		65,000	90,384
MetLife 6.400% 12/15/36		110,000	141,485
			1,073,657
Real Estate – 0.20%
American Tower 1.875% 10/15/30		100,000	96,110
CubeSmart 3.125% 9/1/26		115,000	122,526
Global Net Lease 144A 3.750% 12/15/27 #		140,000	139,130
LifeStorage 3.500% 7/1/26		130,000	141,911
			499,677
Technology – 0.36%
Broadcom 144A 3.469% 4/15/34 #		42,000	43,288
International Business Machines 1.950% 5/15/30		100,000	98,836
Microchip Technology 4.333% 6/1/23		185,000	195,578
NXP
144A 2.700% 5/1/25 #		10,000	10,450
144A 4.875% 3/1/24 #		370,000	403,661
144A 5.550% 12/1/28 #		30,000	36,424
Oracle 2.950% 4/1/30		95,000	99,585
			887,822
Transportation – 0.16%
Babcock International Group 1.375% 9/13/27	EUR	200,000	235,304
United Airlines 2014-1
Class A Pass Through Trust 4.000% 4/11/26 ◆		46,868	49,564
United Airlines 2014-2
Class A Pass Through Trust 3.750% 9/3/26 ◆		102,745	108,282
			393,150
Utilities – 0.96%
American Transmission Systems 144A 5.250% 1/15/22 #		40,000	40,503
Atlantic City Electric 4.000% 10/15/28		75,000	85,099
CenterPoint Energy 3.850% 2/1/24		164,000	174,670

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Duke Energy 4.875% 9/16/24 µ,ψ	130,000	$139,262
Entergy Arkansas 4.200% 4/1/49	190,000	230,397
Entergy Louisiana
4.000% 3/15/33	90,000	103,527
4.050% 9/1/23	25,000	26,443
4.950% 1/15/45	15,000	16,365
Evergy Metro 3.650% 8/15/25	270,000	293,288
Exelon 3.950% 6/15/25	35,000	38,122
NextEra Energy Capital Holdings
2.250% 6/1/30	85,000	85,544
3.150% 4/1/24	45,000	47,597
NiSource 0.950% 8/15/25	45,000	44,483
Pacific Gas and Electric
2.100% 8/1/27	30,000	29,297
2.500% 2/1/31	45,000	42,866
3.250% 6/1/31	25,000	24,940
3.300% 8/1/40	20,000	18,485
PacifiCorp
2.700% 9/15/30	20,000	20,840
3.300% 3/15/51	30,000	31,242
3.500% 6/15/29	255,000	281,268
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	217,000
Southern California Edison 4.875% 3/1/49	30,000	35,901
Vistra Operations
144A 3.550% 7/15/24 #	120,000	126,253
144A 4.300% 7/15/29 #	215,000	229,307
		2,382,699
Total Corporate Bonds (cost $20,415,405)		21,265,211

Loan Agreements – 1.74%
Applied Systems 1st Lien 3.75% (LIBOR03M + 3.25%) 9/19/24 ●	296,539	296,817
Aramark Services Tranche B-5 2.584% (LIBOR01M + 2.50%)
4/6/28 ●	219,214	218,153
Asplundh Tree Expert 1.834% (LIBOR01M + 1.75%) 9/4/27 ●	148,747	148,314
Atkore International 2.50% (LIBOR03M + 2.00%) 5/26/28 ●	209,813	209,550
Beacon Roofing Supply 2.334% (LIBOR01M + 2.25%) 5/19/28 ●	149,625	148,930
DaVita Tranche B-1 1.834% (LIBOR01M + 1.75%) 8/12/26 ●	291,869	290,606
Genesee & Wyoming 2.132% (LIBOR03M + 2.00%) 12/30/26 ●	233,813	232,656
Gentiva Health Services Tranche B-1 2.875% (LIBOR01M + 2.75%)
7/2/25 ●	218,038	218,220

Schedule of investments
Delaware Strategic Allocation Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
HCA Tranche B 1.834% (LIBOR01M + 1.75%) 6/30/28 ●	274,312	$276,370
Horizon Therapeutics USA Tranche B-2 2.50% (LIBOR01M +
2.00%) 3/15/28 ●	124,375	124,323
Jazz Financing 0.50% 5/5/28	234,413	234,999
Lamar Media Tranche B 1.583% (LIBOR01M + 1.50%) 2/5/27 ●	171,938	171,221
Logmein 1st Lien 4.833% (LIBOR01M + 4.75%) 8/31/27 ●	125	125
Mozart Debt Merger Tranche B TBD 9/30/28 X	85,000	84,575
Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28 ●	124,688	125,145
Pilot Travel Centers Tranche B 2.084% (LIBOR01M + 2.00%)
8/4/28 ●	300,000	299,357
Polaris Newco 1st Lien 4.50% (LIBOR03M + 4.00%) 6/2/28 ●	50,000	50,169
Pretium PKG Holdings 1st Lien 4.75% (LIBOR01M + 4.00%)
11/5/27 ●	198,376	198,624
Pretium PKG Holdings Tranche 1 TBD 9/22/28 X	200,000	200,542
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 ●	55,000	54,881
SS&C Technologies Tranche B-3 1.834% (LIBOR01M + 1.75%)
4/16/25 ●	44,455	44,064
SS&C Technologies Tranche B-4 1.834% (LIBOR01M + 1.75%)
4/16/25 ●	33,663	33,367
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 ●	164,175	164,642
Triton Water Holdings 1st lien 4.00% (LIBOR03M + 3.50%)
3/31/28 ●	144,638	144,615
UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 ●	164,173	164,706
Verscend Holding Tranche B 4.084% (LIBOR01M + 4.00%)
8/27/25 ●	165,000	165,454
Total Loan Agreements (cost $4,297,198)		4,300,425

Municipal Bonds – 0.33%
Bay Area, California Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50	185,000	327,790
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	105,000	167,079
Oregon State Taxable Pension
5.892% 6/1/27	200,000	239,502
South Carolina Public Service Authority
(Santee Cooper) Series D 4.77% 12/1/45	60,000	77,627
Total Municipal Bonds (cost $696,718)		811,998

Non-Agency Asset-Backed Securities – 0.35%
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	140,000	138,799

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
GM Financial Leasing Trust
Series 2021-1 B 0.54% 2/20/25	210,000	$210,031
Harley-Davidson Motorcycle Trust
Series 2019-A A3 2.34% 2/15/24	113,860	114,604
Mercedes-Benz Master Owner Trust
Series 2019-BA A 144A 2.61% 5/15/24 #	200,000	203,002
Tesla Auto Lease Trust
Series 2021-A A2 144A 0.36% 3/20/25 #	97,129	97,185
Towd Point Mortgage Trust
Series 2015-6 A1B 144A 2.75% 4/25/55 #,●	9,486	9,507
Series 2017-1 A1 144A 2.75% 10/25/56 #,●	20,435	20,711
Series 2017-2 A1 144A 2.75% 4/25/57 #,●	21,393	21,650
Series 2018-1 A1 144A 3.00% 1/25/58 #,●	38,802	39,593
Total Non-Agency Asset-Backed Securities (cost $859,102)		855,082

Non-Agency Collateralized Mortgage Obligations – 0.77%
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	16,856	17,115
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	38,077	39,373
Series 2014-2 B1 144A 3.419% 6/25/29 #,●	60,464	61,939
Series 2014-2 B2 144A 3.419% 6/25/29 #,●	60,464	61,675
Series 2015-4 B1 144A 3.584% 6/25/45 #,●	134,401	135,522
Series 2015-4 B2 144A 3.584% 6/25/45 #,●	134,401	135,301
Series 2015-5 B2 144A 2.445% 5/25/45 #,●	153,459	154,083
Series 2015-6 B1 144A 3.526% 10/25/45 #,●	126,661	128,947
Series 2015-6 B2 144A 3.526% 10/25/45 #,●	126,661	128,687
Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.915% 1/25/45 #,●	31,113	31,275
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.635% 4/25/36 ●	5,557	5,527
WST Trust
Series 2019-1 A 1.089% (BBSW1M + 1.08%) 8/18/50 ●	1,371,379	1,006,403
Total Non-Agency Collateralized Mortgage Obligations (cost $1,783,889)		1,905,847

Non-Agency Commercial Mortgage-Backed Securities – 1.85%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	340,000	366,559
Benchmark Mortgage Trust
Series 2020-B21 A5 1.978% 12/17/53	500,000	494,222
Series 2020-B22 A5 1.973% 1/15/54	500,000	494,176

Schedule of investments
Delaware Strategic Allocation Fund

		Principal
		amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2021-B25 A5 2.577% 4/15/54		450,000	$466,702
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47		345,000	367,537
Series 2015-3BP A 144A 3.178% 2/10/35 #		500,000	530,313
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52		580,000	643,292
Series 2019-GC42 A4 3.001% 9/1/52		430,000	460,732
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46		125,000	127,639
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●		54,769	24,767
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●		96,126	94,711
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49		485,000	509,660
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,554,659)			4,580,310

		Number of
		shares
Rights – 0.02%
Deutsche Lufthansa, exercise price EUR 2.05,
expiration date 10/06/21 †,**		17,620	41,841
Total Rights (cost $80,308)			41,841

		Principal
		amount°
Sovereign Bonds – 3.83%
Argentina – 0.01%
Argentine Republic Government International Bond 0.50%
7/9/30 ~		87,300	32,233
			32,233
Australia – 0.16%
Australia Government Bonds
0.25% 11/21/25	AUD	250,000	178,336
1.50% 6/21/31	AUD	145,000	105,355
1.75% 6/21/51	AUD	60,000	37,686
2.25% 11/21/22	AUD	100,000	74,111
			395,488

	Principal
	amount°		Value (US $)
Sovereign Bonds (continued)
Belgium – 0.10%
Kingdom of Belgium Government Bonds
144A 0.10% 6/22/30 #	EUR	65,000	$76,214
144A 0.40% 6/22/40 #	EUR	45,000	50,057
144A 0.80% 6/22/25 #	EUR	40,000	48,739
144A 1.70% 6/22/50 #	EUR	20,000	27,877
144A 4.25% 9/28/22 #	EUR	30,000	36,450
			239,337
Canada – 0.11%
Canadian When Issued Government Bonds
0.50% 9/1/25	CAD	60,000	46,589
1.00% 9/1/22	CAD	175,000	139,070
1.25% 6/1/30	CAD	60,000	47,001
2.00% 12/1/51	CAD	50,000	39,952
			272,612
Denmark – 0.02%
Denmark Government Bonds
144A 0.25% 11/15/52 #	DKK	65,000	9,356
0.50% 11/15/27	DKK	260,000	42,365
4.50% 11/15/39	DKK	35,000	9,514
			61,235
France – 0.46%
French Republic Government Bonds OAT
0.000% 2/25/23 ^	EUR	155,000	181,300
0.000% 11/25/31 ^	EUR	200,000	228,046
0.25% 11/25/26	EUR	115,000	137,644
0.50% 5/25/25	EUR	230,000	276,699
0.75% 11/25/28	EUR	150,000	185,323
144A 0.75% 5/25/52 #	EUR	120,000	132,354
			1,141,366
Germany – 0.29%
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/31 ^	EUR	155,000	183,587
0.000% 5/15/35 ^	EUR	110,000	127,395
1.00% 8/15/25	EUR	130,000	160,352
1.50% 9/4/22	EUR	145,000	171,414
2.50% 8/15/46	EUR	40,000	72,545
			715,293

Schedule of investments
Delaware Strategic Allocation Fund

		Principal
		amount°	Value (US $)
Sovereign Bonds (continued)
Italy – 0.40%
Italy Buoni Poliennali Del Tesoro
0.85% 1/15/27	EUR	90,000	$107,773
0.95% 8/1/30	EUR	145,000	171,041
1.35% 4/15/22	EUR	120,000	140,404
1.45% 11/15/24	EUR	200,000	243,499
144A 2.25% 9/1/36 #	EUR	240,000	315,626
			978,343
Japan – 1.41%
Japan Government Forty Year Bond 0.50% 3/20/60	JPY	8,100,000	67,094
Japan Government Ten Year Bonds
0.10% 9/20/27	JPY	108,650,000	986,427
0.10% 12/20/29	JPY	102,800,000	931,691
Japan Government Thirty Year Bond 0.60% 6/20/50	JPY	26,300,000	232,825
Japan Government Twenty Year Bonds
0.40% 6/20/40	JPY	63,250,000	567,183
1.70% 6/20/32	JPY	65,850,000	692,066
			3,477,286
Netherlands – 0.07%
Netherlands Government Bonds
144A 0.000% 7/15/30 #,^	EUR	30,000	35,227
144A 0.000% 1/15/52 #,^	EUR	35,000	36,357
144A 0.25% 7/15/25 #	EUR	40,000	47,857
144A 1.75% 7/15/23 #	EUR	35,000	42,351
			161,792
Spain – 0.31%
Spain Government Bonds
0.000% 4/30/23 ^	EUR	70,000	81,834
144A 0.60% 10/31/29 #	EUR	150,000	179,735
144A 0.80% 7/30/27 #	EUR	65,000	79,237
144A 2.35% 7/30/33 #	EUR	170,000	237,053
144A 3.80% 4/30/24 #	EUR	150,000	193,125
			770,984
Sweden – 0.01%
Sweden Government Bonds
144A 0.125% 5/12/31 #	SEK	145,000	16,138
144A 1.50% 11/13/23 #	SEK	100,000	11,857
2.50% 5/12/25	SEK	65,000	8,136
			36,131

		Principal
		amount°	Value (US $)
Sovereign Bonds (continued)
United Kingdom – 0.48%
United Kingdom Gilt
0.125% 1/30/26	GBP	75,000	$99,152
0.875% 10/22/29	GBP	140,000	188,721
1.25% 7/22/27	GBP	60,000	83,515
1.75% 9/7/22	GBP	90,000	123,047
1.75% 7/22/57	GBP	105,000	158,301
4.25% 3/7/36	GBP	185,000	348,827
4.25% 12/7/46	GBP	85,000	183,755
			1,185,318
Total Sovereign Bonds (cost $9,893,286)			9,467,418

		Number of
		shares
Preferred Stock – 0.22%
Volkswagen 2.500%		2,430	541,653
Total Preferred Stock (cost $404,318)			541,653

		Principal
		amount°
US Treasury Obligations – 3.67%
US Treasury Bond
1.75% 8/15/41		130,000	124,313
US Treasury Floating Rate Notes
0.069% (USBMMY3M + 0.03%) 7/31/23 ●		1,220,000	1,220,148
0.095% (USBMMY3M + 0.055%) 7/31/22 ●		125,000	125,061
US Treasury Notes
0.125% 7/31/23		5,585,000	5,573,546
0.375% 9/15/24		1,295,000	1,289,537
1.125% 8/31/28		185,000	182,846
1.25% 6/30/28		60,000	59,880
1.25% 8/15/31		520,000	507,447
Total US Treasury Obligations (cost $9,103,771)			9,082,778

Warrants – 0.00%
IRSA Inversiones y Representaciones,
exercise price $0.23, expiration date 03/05/26
0.000% †		6,330	1,455
Total Warrants (cost $0)			1,455

Schedule of investments
Delaware Strategic Allocation Fund

	Number of
	shares	Value (US $)
Short-Term Investments – 2.22%
Money Market Mutual Funds – 2.22%
BlackRock FedFund – Institutional Shares (seven-day effective
yield 0.03%)	1,373,226	$1,373,226
Fidelity Investments Money Market Government Portfolio – Class I
(seven-day effective yield 0.01%)	1,373,226	1,373,226
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	1,373,226	1,373,226
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	1,373,226	1,373,226
Total Short-Term Investments (cost $5,492,904)		5,492,904
Total Value of Securities–99.82%
(cost $190,119,541)		$246,838,500

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
**	Perpetual security with no stated maturity date.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $13,240,710, which represents 5.35% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2021.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	794	USD	(574)	10/1/21	$—	$—
BNYM	CHF	61,853	USD	(66,165)	10/4/21	212	—
BNYM	EUR	(12,413)	USD	14,352	10/1/21	—	(26)
BNYM	GBP	44,899	USD	(60,429)	10/4/21	69	—
JPMCB	AUD	(40,000)	USD	29,517	11/19/21	593	—
JPMCB	CAD	(15,000)	USD	11,851	11/19/21	10	—
JPMCB	DKK	(25,000)	USD	3,980	11/19/21	83	—
JPMCB	EUR	(845,000)	USD	1,000,572	11/19/21	20,800	—
JPMCB	GBP	(50,000)	USD	68,898	11/19/21	1,525	—
JPMCB	JPY	(360,000,000)	USD	3,266,106	11/19/21	30,324	—
JPMCB	SEK	(20,000)	USD	2,321	11/19/21	36	—
TD	AUD	(2,045,000)	USD	1,503,135	11/19/21	24,393	—
TD	CAD	(335,000)	USD	262,910	11/19/21	—	(1,559)
TD	DKK	(375,000)	USD	59,609	11/19/21	1,143	—
TD	EUR	(3,225,000)	USD	3,817,661	11/19/21	78,290	—
TD	GBP	(870,000)	USD	1,194,381	11/19/21	22,108	—
TD	SEK	(300,000)	USD	34,784	11/19/21	504	—
Total Foreign Currency Exchange Contracts						$180,090	$(1,585)

Schedule of investments
Delaware Strategic Allocation Fund

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	AUS Treasury
14	10 yr Bonds	$1,431,886	$1,456,152	12/15/21	$—	$(24,266)	$(762)
(4)	Euro-Bobl	(625,184)	(628,744)	12/8/21	3,560	—	322
	US Treasury
(45)	5 yr Notes	(5,523,398)	(5,552,119)	12/31/21	28,721	—	(3,867)
	US Treasury
(50)	10 yr Notes	(6,580,469)	(6,651,439)	12/21/21	70,970	—	(7,032)
	US Treasury
	10 yr Ultra
(16)	Notes	(2,324,000)	(2,369,710)	12/21/21	45,710	—	(2,750)
	US Treasury
(5)	Long Bonds	(796,094)	(811,902)	12/21/21	15,808	—	(625)
Total Futures Contracts			$(14,557,762)		$164,769	$(24,266)	$(14,714)

Swap Contracts
IRS Contracts2

Reference
Obligation/
Termination		Fixed/
Date/		Floating						Variation
Payment		Interest			Upfront			Margin
Frequency		Rate			Payments			Due from
(Fixed Rate/	Notional	Paid			Paid	Unrealized	Unrealized	(Due to)
Floating Rate)	Amount[3]	(Received)		Value	(Received)	Appreciation[4]	Depreciation[4]	Brokers
Centrally Cleared:
IRS 10/2/23[5] -
(Annually/		0.041%	/
Annually)	2,225,000	(0.05)%		$9,237	$—	$9,237	$—	$13,957
IRS 10/1/25[5] -
(Annually/		0.115%	/
Annually)	725,000	(0.05)%		16,640	—	16,640	—	945
IRS 10/1/27[5] -
(Annually/		0.251%	/
Annually)	3,745,000	(0.05)%		163,979	—	163,979	—	6,279
IRS 10/1/30[5] -
(Annually/		0.449%	/
Annually)	2,155,000	(0.05)%		149,077	—	149,077	—	3,831

IRS Contracts2

Reference
Obligation/
Termination		Fixed/
Date/		Floating						Variation
Payment		Interest			Upfront			Margin
Frequency		Rate			Payments			Due from
(Fixed Rate/	Notional	Paid			Paid	Unrealized	Unrealized	(Due to)
Floating Rate)	Amount[3]	(Received)		Value	(Received)	Appreciation[4]	Depreciation[4]	Brokers
Centrally Cleared (continued):
IRS 10/1/40[5]-
(Annually/		0.761%	/
Annually)	570,000	(0.05)%		$75,853	$—	$75,853	$—	$209
IRS 10/1/45[5]-
(Annually/		0.793%	/
Annually)	255,000	(0.05)%		40,834	—	40,834	—	24,077
IRS 10/1/50[5] -
(Annually/		0.812%	/
Annually)	560,000	(0.05)%		102,638	—	102,638	—	(1,019)
Total IRS
Contracts				$558,258	$—	$558,258	$—	$48,279

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

1	See Note 6 in “Notes to financial statements.”
2

An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

3	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
4	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(27,003).
5	Rate resets based on SOFR.

Summary of abbreviations:

ADR – American Depositary Receipt
BBSW1M – Bank Bill Swap Rate 1 Month
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation

Schedule of investments
Delaware Strategic Allocation Fund

Summary of abbreviations: (continued)
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
OAT – Obligations Assimilables du Tresor
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling

Summary of currencies: (continued)
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Strategic Allocation Fund	September 30, 2021 (Unaudited)

Assets:
Investments, at value*	$246,838,500
Cash	357,174
Cash collateral due from brokers	414,252
Foreign currencies, at valueΔ	676,331
Receivable for securities sold	705,806
Dividends and interest receivable	608,665
Foreign tax reclaims receivable	250,375
Unrealized appreciation on foreign currency exchange contracts	180,090
Receivable for fund shares sold	54,683
Variation margin due from brokers on centrally cleared interest rate swap
contracts	48,279
Total Assets	250,134,155
Liabilities:
Payable for securities purchased	2,084,299
Payable for fund shares redeemed	220,523
Cash collateral due to brokers	120,000
Other accrued expenses	119,652
Investment management fees payable to affiliates	109,942
Distribution fees payable to affiliates	48,340
Accounting and administration fees payable to non-affiliates	28,317
Reports and statements to shareholders expenses payable to non-affiliates	27,235
Swap payments payable	26,677
Audit and tax fees payable	24,742
Capital gains tax accrued	21,482
Variation margin due to broker on futures contracts	14,714
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,776
Unrealized depreciation on foreign currency exchange contracts	1,585
Accounting and administration expenses payable to affiliates	1,069
Legal fees payable to affiliates	522
Trustees’ fees and expenses payable to affiliates	447
Reports and statements to shareholders expenses payable to affiliates	411
Total Liabilities	2,851,733
Total Net Assets	$247,282,422

Net Assets Consist of:
Paid-in capital	$183,302,166
Total distributable earnings (loss)	63,980,256
Total Net Assets	$247,282,422

Net Asset Value
Class A:
Net assets	$196,291,774
Shares of beneficial interest outstanding, unlimited authorization, no par	16,692,740
Net asset value per share	$11.76
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$12.48
Class C:
Net assets	$9,064,930
Shares of beneficial interest outstanding, unlimited authorization, no par	771,213
Net asset value per share	$11.75
Class R:
Net assets	$1,281,325
Shares of beneficial interest outstanding, unlimited authorization, no par	109,499
Net asset value per share	$11.70
Institutional Class:
Net assets	$40,644,393
Shares of beneficial interest outstanding, unlimited authorization, no par	3,455,044
Net asset value per share	$11.76
____________________
* Investments, at cost	$190,119,541
Δ Foreign currencies, at cost	673,085

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Strategic Allocation Fund	Six months ended September 30, 2021 (Unaudited)

Investment Income:
Dividends	$2,076,339
Interest	450,481
Foreign tax withheld	(143,155)
2,383,665

Expenses:
Management fees	830,182
Distribution expenses — Class A	245,345
Distribution expenses — Class C	51,424
Distribution expenses — Class R	3,384
Dividend disbursing and transfer agent fees and expenses	104,841
Accounting and administration expenses	41,263
Reports and statements to shareholders expenses	36,463
Registration fees	35,135
Audit and tax fees	29,057
Custodian fees	27,556
Legal fees	22,977
Trustees’ fees and expenses	3,556
Other	37,002
1,468,185
Less expenses waived	(73,522)
Less expenses paid indirectly	(100)
Total operating expenses	1,394,563
Net Investment Income	989,102

Net Realized and Unrealized Gain (Loss):
Net realized gain on: (loss) on:
Investments[1]	$8,890,845
Distributions from investment companies	(6)
Foreign currencies	39,693
Foreign currency exchange contracts	366,250
Futures contracts	(110,468)
Options purchased	(3,555)
Swap contracts	(38,318)
Net realized gain	9,144,441

Net change in unrealized appreciation (depreciation) of:
Investments[2]	(1,866,796)
Foreign currencies	15,093
Foreign currency exchange contracts	(171,282)
Futures contracts	(146,793)
Swap contracts	(122,956)
Net change in unrealized appreciation (depreciation)	(2,292,734)
Net Realized and Unrealized Gain	6,851,707
Net Increase in Net Assets Resulting from Operations	$7,840,809

[1]	Includes $(17,335) capital gains tax paid.
[2]	Includes $(21,482) capital gains tax accrued.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Strategic Allocation Fund

	Six months
	ended
	9/30/21	Year ended
	(Unaudited)	3/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$989,102	$1,576,165
Net realized gain	9,144,441	17,004,859
Net change in unrealized appreciation (depreciation)	(2,292,734)	51,877,467
Net increase in net assets resulting from operations	7,840,809	70,458,491

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(12,090,858)	(3,243,998)
Class C	(574,531)	(198,993)
Class R	(80,405)	(21,677)
Institutional Class	(2,557,395)	(780,561)
	(15,303,189)	(4,245,229)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,157,950	13,222,381
Class C	774,611	562,315
Class R	120,497	146,410
Institutional Class	2,020,799	2,759,469

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	11,243,342	2,989,600
Class C	572,938	196,435
Class R	80,403	21,676
Institutional Class	1,505,502	454,837
	19,476,042	20,353,123

	Six months
	ended
	9/30/21	Year ended
	(Unaudited)	3/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,650,717)	$(24,282,501)
Class C	(3,072,826)	(12,524,201)
Class R	(392,860)	(628,376)
Institutional Class	(2,213,907)	(7,745,864)
	(16,330,310)	(45,180,942)
Increase (decrease) in net assets derived from capital share
transactions	3,145,732	(24,827,819)
Net Increase (Decrease) in Net Assets	(4,316,648)	41,385,443

Net Assets:
Beginning of period	251,599,070	210,213,627
End of period	$247,282,422	$251,599,070

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Strategic Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$12.13	$9.12	$10.94	$11.46	$11.42	$10.80

0.05	0.07	0.18	0.22	0.21	0.17
0.33	3.14	(1.13)	(0.05)	0.71	0.84
0.38	3.21	(0.95)	0.17	0.92	1.01

(0.08)	(0.11)	(0.19)	(0.20)	(0.21)	(0.24)
(0.67)	(0.09)	(0.68)	(0.49)	(0.67)	(0.15)
(0.75)	(0.20)	(0.87)	(0.69)	(0.88)	(0.39)

$11.76	$12.13	$9.12	$10.94	$11.46	$11.42

3.08%	35.37%	(9.55% )	1.63%	8.35%	9.45%

$196,292	$198,448	$156,436	$195,484	$172,750	$170,801
1.11%	1.14%	1.13%	1.16%	1.14%	1.14%
1.16%	1.18%	1.18%	1.22%	1.17%	1.18%
0.76%	0.67%	1.66%	2.00%	1.79%	1.49%
0.71%	0.63%	1.61%	1.94%	1.76%	1.45%
33%	77%	103%	97%	93%	133%

Financial highlights
Delaware Strategic Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Amount is less than $0.005 per share.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$12.12	$9.13	$10.94	$11.46	$11.42	$10.80

—[3]	(0.01)	0.10	0.14	0.12	0.08
0.33	3.13	(1.12)	(0.05)	0.71	0.84
0.33	3.12	(1.02)	0.09	0.83	0.92

(0.03)	(0.04)	(0.11)	(0.12)	(0.12)	(0.15)
(0.67)	(0.09)	(0.68)	(0.49)	(0.67)	(0.15)
(0.70)	(0.13)	(0.79)	(0.61)	(0.79)	(0.30)

$11.75	$12.12	$9.13	$10.94	$11.46	$11.42

2.68%	34.26%	(10.19% )	0.82%	7.53%	8.62%

$9,065	$11,063	$17,822	$27,275	$21,096	$22,602
1.87%	1.90%	1.89%	1.92%	1.90%	1.90%
1.92%	1.94%	1.94%	1.98%	1.93%	1.94%
— [3]	(0.09% )	0.90%	1.24%	1.03%	0.73%
(0.05% )	(0.13% )	0.85%	1.18%	1.00%	0.69%
33%	77%	103%	97%	93%	133%

Financial highlights
Delaware Strategic Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$12.07	$9.08	$10.90	$11.40	$11.37	$10.76

0.03	0.04	0.15	0.19	0.18	0.14
0.33	3.12	(1.12)	(0.03)	0.70	0.83
0.36	3.16	(0.97)	0.16	0.88	0.97

(0.06)	(0.08)	(0.17)	(0.17)	(0.18)	(0.21)
(0.67)	(0.09)	(0.68)	(0.49)	(0.67)	(0.15)
(0.73)	(0.17)	(0.85)	(0.66)	(0.85)	(0.36)

$11.70	$12.07	$9.08	$10.90	$11.40	$11.37

2.97%	34.94%	(9.82% )	1.54%	8.01%	9.11%

$1,281	$1,509	$1,564	$1,986	$1,580	$1,801
1.37%	1.40%	1.39%	1.42%	1.40%	1.40%
1.42%	1.44%	1.44%	1.48%	1.43%	1.44%
0.50%	0.41%	1.40%	1.74%	1.53%	1.23%
0.45%	0.37%	1.35%	1.68%	1.50%	1.19%
33%	77%	103%	97%	93%	133%

Financial highlights
Delaware Strategic Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$12.13	$9.13	$10.95	$11.46	$11.42	$10.80

0.06	0.10	0.20	0.25	0.24	0.19
0.33	3.12	(1.12)	(0.04)	0.71	0.84
0.39	3.22	(0.92)	0.21	0.95	1.03

(0.09)	(0.13)	(0.22)	(0.23)	(0.24)	(0.26)
(0.67)	(0.09)	(0.68)	(0.49)	(0.67)	(0.15)
(0.76)	(0.22)	(0.90)	(0.72)	(0.91)	(0.41)

$11.76	$12.13	$9.13	$10.95	$11.46	$11.42

3.21%	35.54%	(9.29% )	1.96%	8.60%	9.70%

$40,644	$40,579	$34,392	$47,910	$63,346	$79,009
0.87%	0.90%	0.89%	0.92%	0.90%	0.90%
0.92%	0.94%	0.94%	0.98%	0.93%	0.94%
1.00%	0.91%	1.90%	2.24%	2.03%	1.73%
0.95%	0.87%	1.85%	2.18%	2.00%	1.69%
33%	77%	103%	97%	93%	133%

Notes to financial statements
Delaware Strategic Allocation Fund	September 30, 2021 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers one fund: Delaware Strategic Allocation Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2021, and for all open tax years (years ended March 31, 2018–March 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended September 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed

Notes to financial statements
Delaware Strategic Allocation Fund

1. Significant Accounting Policies (continued)

delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended September 30, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2021, the Fund earned $100 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s average daily net assets from April 1, 2020 through September 30, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. For these services, DMC, not the Fund, pays MIMAK a fee, which is 0.12% of the average daily net assets of the Fund.

As determined by MIMAK from time to time, Macquarie Investment Management Global Limited (MIMGL) is responsible for managing real estate investment trust securities and other equity asset classes to which MIMAK may allocate assets. In addition, MIMAK may seek investment advice and

Notes to financial statements
Delaware Strategic Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

recommendations from DMC’s affiliates: Macquarie Investment Management Europe Limited (MIMEL) and MIMGL. MIMAK may also permit MIMEL, MIMGL, and Macquarie Fund Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”) to execute Fund security trades on behalf of MIMAK. MIMAK may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where MIMAK believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and MIMAK may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2021, the Fund was charged $6,467 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2021, the Fund was charged $10,796 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 1.00% and 0.50% of the average daily net assets of Class C and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

In connection with the merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares will bear 12b-1 fees at the same blended rate, currently 0.24% of average daily net assets, based upon the allocation of the rates described on the previous page. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended September 30, 2021, the Fund was charged $4,561 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2021, DDLP earned $3,608 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2021, DDLP received gross CDSC commissions of $84 and $435 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*	The aggregate contractual waiver period covering this report is from July 26, 2019 through July 29, 2021.

3. Investments

For the six months ended September 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$28,962,472
Purchases of US government securities	53,476,638
Sales other than US government securities	44,372,809
Sales of US government securities	48,696,767

Notes to financial statements
Delaware Strategic Allocation Fund

3. Investments (continued)

At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$190,485,836
Aggregate unrealized appreciation of investments and derivatives	$64,223,390
Aggregate unrealized depreciation of investments and derivatives	(6,993,460)
Net unrealized appreciation of investments and derivatives	$57,229,930

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$1,561,636	$—	$1,561,636
Agency Commercial Mortgage-Backed
Securities	—	257,704	—	257,704
Agency Mortgage-Backed Securities	—	26,645,961	—	26,645,961
Collateralized Debt Obligations	—	3,101,006	—	3,101,006
Common Stock
Communication Services	7,708,938	4,532,072	—	12,241,010
Consumer Discretionary	9,267,032	6,257,332	—	15,524,364
Consumer Staples	4,071,567	5,678,538	—	9,750,105
Energy	3,610,156	2,674,632	—	6,284,788
Financials	10,037,981	10,706,721	247,531	20,992,233
Healthcare	10,629,388	7,799,337	—	18,428,725
Industrials	8,350,803	8,900,276	—	17,251,079
Information Technology	13,663,391	11,156,963	—	24,820,354
Materials	2,929,672	4,553,561	—	7,483,233
Real Estate	2,541,034	1,118,160	—	3,659,194
Utilities	1,156,191	2,001,550	—	3,157,741
Corporate Bonds	—	21,265,211	—	21,265,211
Exchange-Traded Funds	17,332,445	—	—	17,332,445
Loan Agreements	—	4,300,425	—	4,300,425
Municipal Bonds	—	811,998	—	811,998
Non-Agency Asset-Backed Securities	—	855,082	—	855,082
Non-Agency Collateralized Mortgage
Obligations	—	1,905,847	—	1,905,847
Non-Agency Commercial Mortgage-Backed
Securities	—	4,580,310	—	4,580,310
Preferred Stock	—	541,653	—	541,653
Rights	—	41,841	—	41,841
Sovereign Bonds	—	9,467,418	—	9,467,418
US Treasury Obligations	—	9,082,778	—	9,082,778
Warrants	1,455	—	—	1,455
Short-Term Investments	5,492,904	—	—	5,492,904
Total Value of Securities	$96,792,957	$149,798,012	$247,531	$246,838,500

Notes to financial statements
Delaware Strategic Allocation Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Derivatives[1]
Assets:
Futures Contracts	$164,769	$—	$—	$164,769
Swap Contracts	—	558,258	—	558,258
Foreign Currency Exchange Contracts	—	180,090	—	180,090
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,585)	$—	$(1,585)
Futures Contracts	(24,266)	—	—	(24,266)

[1]	Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

During the six months ended September 30, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	9/30/21	3/31/21
Shares sold:
Class A	258,928	1,164,865
Class C	62,424	51,963
Class R	10,067	13,378
Institutional Class	167,555	251,515

Shares issued upon reinvestment of dividends and distributions:
Class A	948,632	267,012
Class C	48,388	17,486
Class R	6,819	1,948
Institutional Class	127,018	40,601
	1,629,831	1,808,768

Shares redeemed:
Class A	(876,582)	(2,220,630)
Class C	(252,237)	(1,109,200)
Class R	(32,407)	(62,561)
Institutional Class	(183,860)	(716,479)
	(1,345,086)	(4,108,870)
Net increase (decrease)	284,745	(2,300,102)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended September 30, 2021 and year ended March 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
9/30/21	—	26,133	26,096	—	$319,335
Year ended
3/31/21	6,725	195,166	194,977	6,719	2,390,829

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency

Notes to financial statements
Delaware Strategic Allocation Fund

5. Line of Credit (continued)

purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of September 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

At September 30, 2021, the Fund received $120,000 in cash collateral for open foreign currency exchange contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

During the six months ended September 30, 2021, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies, to fix the U.S. dollar value of a security between trade date and settlement date, and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At September 30, 2021, the Fund posted $87,340 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended September 30, 2021, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the

Notes to financial statements
Delaware Strategic Allocation Fund

6. Derivatives (continued)

proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended September 30, 2021.

During the six months ended September 30, 2021, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2021, the Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2021, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended September 30, 2021, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Notes to financial statements
Delaware Strategic Allocation Fund

6. Derivatives (continued)

At September 30, 2021, for bilateral derivative contracts, Fund posted $326,912 in cash collateral for open centrally cleared interest rate swap contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of September 30, 2021 were as follows:

	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$180,090	$—	$180,090
Variation margin due from broker on futures contracts*	—	164,769	164,769
Variation margin due from brokers on centrally cleared interest rate
swap contracts*	—	558,258	558,258
Total	$180,090	$723,027	$903,117

	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(1,585)	$—	$(1,585)
Variation margin due to broker on futures contracts*	—	(24,266)	(24,266)
Total	$(1,585)	$(24,266)	$(25,851)

*	Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts from the date the contracts were opened through September 30, 2021. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended September 30, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Swap
	Contracts	Contracts	Purchased	Contracts	Total
Currency contracts	$366,250	$—	$—	$—	$366,250
Interest rate contracts	—	(110,468)	—	(38,318)	(148,786)
Equity contracts	—	—	(3,555)	—	(3,555)
Total	$366,250	$(110,468)	$(3,555)	$(38,318)	$213,909

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$(171,282)	$—	$—	$(171,282)
Interest rate contracts	—	(146,793)	(122,956)	(269,749)
Total	$(171,282)	$(146,793)	$(122,956)	$(441,031)

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended September 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$95,252		$10,897,009
Futures contracts (average notional value)	755,585		15,645,586
Options contracts (average notional value)*	57		—
Interest rate swap contracts (average notional value)**	—		10,235,000
Interest rate swap contracts (average notional value)**	—	AUD	4,494,961

*	Long represents purchased options and short represents written options.
**	Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Notes to financial statements
Delaware Strategic Allocation Fund

7. Offsetting (continued)

At September 30, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Strategic Allocation Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$281	$(26)	$255
JPMorgan Chase Bank	53,371	—	53,371
TD Bank	126,438	(1,559)	124,879
Total	$180,090	$(1,585)	$178,505

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York
Mellon	$255	$—	$—	$—	$—	$255
JPMorgan Chase
Bank	53,371	—	(70,000)	—	—	(16,629)
TD Bank	124,879	—	(50,000)	—	—	74,879
Total	$178,505	$—	$(120,000)	$—	$—	$58,505

(a)	The value of the related collateral exceeded the value of the derivatives as of September 30, 2021, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended September 30, 2021, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Notes to financial statements
Delaware Strategic Allocation Fund

9. Credit and Market Risk (continued)

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs ) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2021. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other

Notes to financial statements
Delaware Strategic Allocation Fund

9. Credit and Market Risk (continued)

direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2021, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Delaware Strategic Allocation Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Strategic Allocation Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Strategic Allocation Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Funds Management Hong Kong Limited (“MFMHK”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Global Limited (“MIMGL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board

Other Fund information (Unaudited)
Delaware Strategic Allocation Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Strategic Allocation Fund at a meeting held August 10-12, 2021 (continued)

recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b 1 and non-12b 1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through July 2022 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with

Other Fund information (Unaudited)
Delaware Strategic Allocation Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Strategic Allocation Fund at a meeting held August 10-12, 2021 (continued)

their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2021, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization

Board of trustees
Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA

		Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Strategic Allocation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2021